Average Annual Total Returns	12 Months Ended	58 Months Ended		60 Months Ended	120 Months Ended		240 Months Ended	396 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	12.52%	[1]	13.15%	14.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.09%	[1]	14.42%	14.82%
Lipper Large-Cap Core Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	17.72%	13.17%	[1]	13.65%	13.84%
T. Rowe Price Dividend Growth Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.66%			10.85%	12.65%
Performance Inception Date								Dec. 30, 1992
T. Rowe Price Dividend Growth Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.63%			9.77%	11.79%
T. Rowe Price Dividend Growth Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.14%			8.51%	10.40%
T. Rowe Price Dividend Growth Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.83%			11.00%	12.80%
Performance Inception Date						Dec. 17, 2015
T. Rowe Price Dividend Growth Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.38%			10.56%	12.36%
Performance Inception Date							Dec. 29, 2005
T. Rowe Price Dividend Growth Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	15.40%	11.58%
Performance Inception Date		Feb. 22, 2021

[1]	Return since 2/22/21.